Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Schedule of Effective Tax Rate Reconciliation [Line Items]
Income before taxes	$ 32,652	$ 30,447	$ 27,461
Income tax expense computed at applicable tax rates of 25%	8,162	7,612	6,865
Effect of different tax rates in different jurisdictions	413	614	357
Non-deductible expenses	670	120	94
Effect of tax holidays	(3,464)	(3,001)	(2,888)
Effect of valuation allowances	164	59	33
Effect of tax rate changes	0	0	0
Withholding tax on undistributed earnings	574	507	373
Income tax reversal	(369)	(37)	(782)
Income Tax Expense, Total	$ 6,150	$ 5,874	$ 4,052
Effective income tax rate	18.83%	19.29%	14.76%